Derivatives - Cash flow hedges - Hedging instrument by hedged risk (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	90,604	76,879
Carrying amount, assets	£ 1,387	£ 918
Carrying amount, liabilities	£ 1,269	£ 1,133
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	56,111	44,131
Carrying amount, assets	£ 191	£ 69
Carrying amount, liabilities	(20)	(55)
Change in fair value of hedging instrument	(389)	631
Change in fair value	(396)	614
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ 7	£ 17
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	88,154	75,080
Carrying amount, assets	£ 1,223	£ 856
Carrying amount, liabilities	£ 1,254	£ 1,116
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	2,450	1,799
Carrying amount, assets	£ 164	£ 62
Carrying amount, liabilities	£ 15	£ 17
Derivatives | Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	53,661	42,332
Carrying amount, assets	£ 27	£ 7
Carrying amount, liabilities	(5)	(38)
Change in fair value of hedging instrument	(566)	522
Change in fair value	(573)	505
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ 7	£ 17
Derivatives | Foreign exchange | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	2,450	1,799
Carrying amount, assets	£ 164	£ 62
Carrying amount, liabilities	(15)	(17)
Change in fair value of hedging instrument	177	109
Change in fair value	177	109
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ 0	£ 0